CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 653,772	$ 533,235	$ 594,586	$ 931,208	$ 2,374,006	$ 985,467
Restricted cash and cash equivalents	425,161	571,634		308,039
Receivables, less allowance for doubtful accounts of $25,113 and $20,282	1,555,520	1,886,596		1,616,382
Due from Hertz affiliates	13,737	12,809		0
Inventories, at lower of cost or market	109,953	105,728		83,978
Prepaid expenses and other assets	547,993	461,502		416,134
Revenue earning equipment, at cost:
Cars	13,694,941	12,591,132		9,678,765
Less accumulated depreciation	(1,995,261)	(1,881,030)		(1,360,012)
Other equipment	3,313,112	3,240,095		2,830,176
Less accumulated depreciation	(1,043,568)	(1,041,861)		(1,043,520)
Total revenue earning equipment	13,969,224	12,908,336		10,105,409
Property and equipment, at cost:
Land, buildings and leasehold improvements	1,302,509	1,288,833		1,146,112
Service equipment and other	1,241,864	1,261,049		1,050,915
Total property and equipment, at cost	2,544,373	2,549,882		2,197,027
Less accumulated depreciation	(1,087,176)	(1,113,496)		(945,173)
Total property and equipment	1,457,197	1,436,386		1,251,854
Other intangible assets, net	4,002,046	4,032,111		2,562,234
Goodwill	1,352,694	1,341,872		392,094	328,600
Total assets	24,087,297	23,290,209		17,667,332
LIABILITIES AND EQUITY
Accounts payable	1,304,849	999,061		897,489
Accrued liabilities	1,205,583	1,178,460		1,126,338
Accrued taxes	192,293	167,314		162,984
Debt	15,876,109	15,014,474		10,907,849
Public liability and property damage	321,003	332,232		281,534
Deferred taxes on income	2,725,427	4,558,500		3,684,700
Total liabilities	21,625,264	20,372,681		15,038,478
Commitments and contingencies
The Hertz Corporation and Subsidiaries stockholder's equity
Common Stock, $0.01 par value, 3,000 shares authorized, 100 shares issued and outstanding	0	0		0
Additional paid-in capital	3,519,541	3,509,998		3,473,625
Accumulated deficit	(1,006,362)	(565,597)		(816,376)
Accumulated other comprehensive loss	(51,165)	(26,892)	3,922	(28,414)
Total The Hertz Corporation and Subsidiaries stockholder's equity	2,462,014	2,917,509		2,628,835
Noncontrolling interest	19	19		19
Total equity	2,462,033	2,917,528		2,628,854	2,502,429	2,461,948
Total liabilities and equity	$ 24,087,297	$ 23,290,209		$ 17,667,332